Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cultivation Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	$ 1,268,702	$ 57,516	$ 2,517,904
Net loss	(3,223,676)	(5,744,346)
Income (Loss) before income tax expense			3,974,069	(5,331,601)
Total assets			37,392,401	4,127,273
Total liabilities			6,961,243	3,020,370
Cultivation Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,268,702	57,516	2,517,904
Net loss	(3,223,676)	9,491,380		(5,331,600)	(2,298,310)	(1,394,611)
Total assets			37,392,401	4,127,273
Total liabilities			16,032,790	10,602,945
Cultivation Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Income (Loss) before income tax expense					(2,298,310)
Total assets
Total liabilities			(9,071,547)	(7,582,575)
Cultivation Segment [Member] | Total profit or loss for reportable segments [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			7,396,294	325,893
Cultivation Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			(3,422,225)	(5,657,494)
Distribution Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	128,741	15,580	101,778	41,431	2,062
Net loss	(337,238)	(6,867,849)
Income (Loss) before income tax expense			(8,089,036)	(1,775,923)
Total assets			819,376	3,716,771
Total liabilities			1,146,980	323,129
Distribution Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	128,741	15,580	101,778	41,431	2,062
Net loss	(337,238)	(6,867,849)		(1,775,923)	(2,261)	(30)
Total assets			19,950,376	4,082,801
Total liabilities			29,335,641	5,437,189
Distribution Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Income (Loss) before income tax expense					(2,261)
Total assets			(19,131,000)	(366,030)
Total liabilities			(28,188,661)	(5,114,060)
Distribution Segment [Member] | Total profit or loss for reportable segments [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			(8,089,036)	(1,775,923)
Distribution Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss
Corporate Segment [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss	(2,316,968)	(1,470,241)
Income (Loss) before income tax expense			(7,542,707)	(1,023,673)
Total assets			785,000	201,959
Total liabilities			3,988,393	6,903,926
Corporate Segment [Member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss	(2,316,968)	(1,470,241)		(1,019,823)
Total assets			13,914,212	26,027,087
Total liabilities			(26,121,029)	(5,880,163)
Corporate Segment [Member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Income (Loss) before income tax expense
Total assets			(13,129,212)	(25,825,848)
Total liabilities			30,109,422	12,784,089
Corporate Segment [Member] | Total profit or loss for reportable segments [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			(7,542,707)	(1,023,673)
Corporate Segment [Member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss
Reportable segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,397,443	73,096	2,619,682	41,431	2,062
Net loss	(5,877,882)	(2,593,744)
Income (Loss) before income tax expense			(11,657,674)	(8,131,197)
Total assets			38,996,777	8,046,003
Total liabilities			12,096,616	10,247,425
Reportable segments [member] | Operating segments [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues	1,397,443	73,096	2,619,682	41,431	2,062
Net loss	(5,877,882)	1,153,290		(8,127,347)	(2,300,571)	(1,394,641)
Total assets			71,256,989	34,237,881
Total liabilities			19,247,402	10,160,956
Reportable segments [member] | Elimination of intersegment amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Total revenues
Net loss
Income (Loss) before income tax expense					$ (2,300,571)
Total assets			(32,260,212)	(26,191,878)
Total liabilities			(7,150,786)	86,469
Reportable segments [member] | Total profit or loss for reportable segments [Member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			(8,235,449)	(2,473,703)
Reportable segments [member] | Unallocated amounts [member]
Segmented Information (Details) - Schedule of Reconciliations of Each Reportable Segment’s Revenues, Profit or Loss, Assets and Liabilities [Line Items]
Net loss			$ (3,422,225)	$ (5,657,494)